ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands					1 Months Ended		12 Months Ended			24 Months Ended
	Feb. 29, 2016	Nov. 30, 2015	Feb. 10, 2015	Feb. 10, 2015	Mar. 29, 2019	Feb. 29, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 02, 2016
Business Acquisition [Line Items]
Consideration paid with cash							$ 1,813	$ 3,333	$ 2,551
Undertone [Member]
Business Acquisition [Line Items]
Percent of equity acquired		100.00%
Consideration paid with cash		$ 89,078								$ 6,129
Retained amount as holdback to cover potential claims		16,000
Contingent consideration liability		14,391
Installments amount paid												$ 22,000
Fair value of obligations eliminated												35,546
Deferred consideration payment		$ 20,000
Interest rate (as a percent)		10.00%
Deferred consideration payment due amount		$ 22,005
Expected maximum period to finalize valuation and purchase price allocation		1 year
Working Captial adjustment									1,498	1,498	$ 213
Reduce purchase price merger												$ 13,546
Final purchase price amount									$ 133,101	$ 133,101	$ 119,768
MMR [Member]
Business Acquisition [Line Items]
Consideration paid with cash			$ 6,394
Value of shares of common stock paid in acquisition				$ 4,378
Shares issued for acquisition			1,437,510
MMR [Member] | MakeMeReach SAS Employee [Member]
Business Acquisition [Line Items]
Consideration paid with cash						$ 144
Additional consideration required to be paid with cash subject to retention conditions	$ 708					708
Value of shares of common stock paid or to be paid in acquisition subject to retention conditions	650					$ 650
Value of shares of common stock paid in acquisition	$ 63
Shares issued for acquisition						18,998
Septa Communications LLC [Member]
Business Acquisition [Line Items]
Percent of equity acquired					100.00%
Consideration paid with cash					$ 1,200
Total consideration					$ 3,750